LOAN COMMITMENTS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Mortgage Loans on Real Estate, Face Amount of Mortgages	$ 336,000	$ 415,000
Mortgage Loans on Real Estate, Minimum Interest Rate in Range	4.81%	3.25%
Mortgage Loans on Real Estate, Maximum Interest Rate in Range	5.75%	4.83%
Minimum [Member]
Mortgage Loans On Real Estate Maturity Term	10 years	10 years
Maximum [Member]
Mortgage Loans On Real Estate Maturity Term	30 years	30 years